Financial Instruments	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
Financial Instruments
Financial Risk Factors
The Company's activities have exposed it to a variety of financial risks: market risk (including currency risk and interest rate risk), credit risk, and liquidity risk. The Company's overall risk management program is focused on preservation of capital and the unpredictability of financial markets and has sought to minimize potential adverse effects on the Company's financial performance and position.
(a)Currency risk
Foreign currency risk reflects the risk that the Company's net assets will be negatively impacted due to fluctuations in exchange rates. The Company has not entered into foreign exchange contracts to hedge against gains or losses from foreign exchange fluctuations.
The summary quantitative date about the Company's exposure to currency risk is as follows. Figures are the pounds sterling values of balances in each currency:

	December 31, 2018		December 31, 2017
	USD	EUR	USD	EUR
	£'000s	£'000s	£'000s	£'000s
Cash and cash equivalents	8,470	21	16,806	301
Short term Investments	25,069	—	19,718	—
Trade and other payables	4,329	532	276	403

Sensitivity Analysis
A reasonably possible strengthening (weakening) of the Euro, U.S. dollar, or pounds sterling against all other currencies as of December 31, 2018 and 2017 would have affected the measurement of the financial instruments denominated in a foreign currency and affected equity and profit and loss by the amounts shown below. This analysis assumes that all other variables remain constant.

	Profit or loss and equity
	Strengthening	Weakening
December 31, 2018	£'000s	£'000s
EUR (5% movement)	(26)	26
USD (5% Movement)	1,461	(1,461)
December 31, 2017	£'000s	£'000s
EUR (5% movement)	35	(35)
USD (5% Movement)	1,840	(1,840)

Foreign currency denominated trade payables are short term in nature (generally 30 to 45 days). The Company has a U.S. operation, the net assets of which are exposed to foreign currency translation risk.
(b)Credit risk
Credit risk reflects the risk that the Company may be unable to recover contractual receivables. As the Company is still in the development stage no policies are currently required to mitigate this risk.
For banks and financial institutions, only independently rated parties with a minimum rating of "B+" are accepted. The Directors recognize that this is an area in which they may need to develop specific policies should the Company become exposed to further financial risks as the business develops.
As of December 31, 2018, and December 31, 2017, cash and cash equivalents and short term investments were placed at the following banks:

Cash and Cash Equivalents	Year ended December 31, 2018	Credit rating	Year ended December 31, 2017	Credit rating
	£'000		£'000
Banks
Royal Bank of Scotland	150	A1	16,623	A2
Lloyds Bank	15,862	Aa3	13,448	Aa3
Standard Chartered	—	A1	1,242	A1
Citibank	3,135	A1	—	—
Barclays	449	A2	—	—
Wells Fargo	188	Aa1	130	Aa1
Total	19,784		31,443

Short Term Investments	Year ended December 31, 2018	Credit rating	Year ended December 31, 2017	Credit rating
	£'000		£'000
Banks
Royal Bank of Scotland	9,186	A1	15,316	A2
Lloyds Bank	1,567	Aa3	11,036	Aa3
Standard Chartered	15,450	A1	22,467	A1
Citibank	7,053	A1	—	—
Barclays	11,663	A2	—	—
Total	44,919		48,819

(c)    Management of capital
The Company considers capital to be its equity reserves. At the current stage of the Company's life cycle, the Company's objective in managing its capital is to ensure funds raised meet the research and operating requirements until the next development stage of the Company's suite of projects.
The Company ensures it is meeting its objectives by reviewing its Key Performance Indicators to ensure the research activities are progressing in line with expectations, costs are controlled and unused funds are placed on deposit to conserve resources and increase returns on surplus cash held.
(d)Interest rate risk
As of December 31, 2018, the Company had cash deposits of £19.8 million (2017: £31.4 million) and short term investments of £44.9 million (2017: £48.8 million). The rates of interest received during 2018 ranged between 0.0% and 2.87%. A 0.25% increase in interest rates would not have a material impact on finance income. The Company's exposure to interest rate risk, which is the risk that the interest received will fluctuate as a result of changes in market interest rates on classes of financial assets and financial liabilities, was as follows:

	December 31, 2018		December 31, 2017
	Floating interest rate	Fixed Interest rate	Floating interest rate	Fixed Interest rate
	£'000s	£'000s	£'000s	£'000s
Financial asset
Cash deposits	15,082	4,702	25,720	5,723
Short Term Investments	—	44,919	—	48,819
Total	15,082	49,621	25,720	54,542

(e)Liquidity risk
The Company prepares periodic working capital forecasts for the foreseeable future, allowing an assessment of the cash requirements of the Company, to manage liquidity risk. The following table provides an analysis of the Company's financial liabilities. The carrying value of all balances is equal to their fair value. The Company's maturity analysis for the derivative financial instrument from the issue of warrants is given in note 17.

	LESS THAN 1 YEAR	BETWEEN 1 AND 2 YEARS	BETWEEN 2 AND 5 YEARS	OVER 5 YEARS(1)
	£'000s	£'000s	£'000s	£'000s
At December 31, 2018
Trade payables	2,839	—	—	—
Other payables	12	—	—	—
Accruals	4,882	—	—	—
Contingent obligation	—	—	—	1,807
Total	7,733	—	—	1,807

(1)	This table includes the undiscounted amount of the assumed contingent obligation. See note 19.

	LESS THAN 1 YEAR	BETWEEN 1 AND 2 YEARS	BETWEEN 2 AND 5 YEARS	OVER 5 YEARS(1)
	£'000s	£'000s	£'000s	£'000s
At December 31, 2017
Trade payables	1,214	—	—	—
Other payables	74	—	—	—
Accruals	5,866	—	—	—
Contingent obligation	—	—	—	1,807
Total	7,154	—	—	1,807

(1)	This table includes the undiscounted amount of the assumed contingent obligation. See note 19.
Fair value estimation
The carrying amounts of cash and cash equivalents, receivables, accounts payable and accrued liabilities approximate to fair value due to their short-term nature. The carrying amount of the assumed contingent liability approximates to fair value as the underlying assumptions are currently similar.
For financial instruments that are measured in the Consolidated Statement of Financial Position at fair value, IFRS 7 requires disclosure of fair value measurements by level of the following fair value measurement hierarchy:

▪	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1);

▪	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly (level 2); and

▪	Inputs for the asset or liability that are not based on observable market data (level 3).
For the year ended December 31, 2018, and 2017, fair value adjustments to financial instruments through profit and loss resulted in the recognition of finance loss of £1.2 million in 2018 and a finance income of £6.7 million in 2017.
The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to ascertain the fair value of an instrument are observable, the instrument is included in level 2. If one or more of the significant inputs are not based on observable market data, the instrument is included in level 3.

	Level 3	Total
	£'000s	£'000s
At December 31, 2018
Derivative financial instrument	2,492	2,492
Total	2,492	2,492

Movements in Level 3 items during the years ended December 31, 2018, and 2017 are as follows:

Derivative financial instrument	2018	2017
	£'000s	£'000s
At January 1	1,273	7,923
Fair value adjustments recognized in profit and loss	1,219	(6,650)
At December 31	2,492	1,273

Further details relating to the derivative financial instrument are set out in notes 4 and 17 of these financial statements.
In determining the fair value of the derivative financial instrument, the Company applied the Black Scholes model; key inputs include the share price at reporting date, estimations on timelines, volatility and risk-free rates. These assumptions and the impact of changes in these assumptions, where material, are disclosed in note 17.
Change in liabilities arising from financing activities
The Company has provided a reconciliation so that changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes can be evaluated.

2018
Derivative financial instrument
£'000s
At January 1	1,273
Fair value adjustments - non cash	1,219
At December 31	2,492

See note 17 for information relating to the derivative financial instrument.